Investment Objectives and Goals - American Century ETF Trust	Jan. 01, 2026
Avantis All Equity Markets ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® All Equity Markets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis All Equity Markets Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® All Equity Markets Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis All International Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® All International Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis All International Markets Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® All International Markets Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Core Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Core Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return.
Avantis Core Municipal Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Core Municipal Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current income that is exempt from federal income tax.
Avantis Credit ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Credit ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return.
Avantis Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Emerging Markets ex-China Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Emerging Markets ex-ChinaEquity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Emerging Markets Small Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Emerging Markets Small Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Emerging Markets Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Emerging Markets Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Inflation Focused Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Inflation Focused Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis International Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® International Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis International Small Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® International Small Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis International Small Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® International Small Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Moderate Allocation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Moderate Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Responsible Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Responsible Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Responsible International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Responsible International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Responsible U.S. Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Responsible U.S. Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis Short-Term Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Short-Term Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return.
Avantis Total Equity Markets ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Total Equity Markets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Large Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Mid Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Mid Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Mid Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Mid Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Quality ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Small Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Small Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Small Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Small Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
American Century California Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® California Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high current income that is exempt from federal and California income taxes.
American Century Diversified Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Diversified Corporate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide current income.
American Century Diversified Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Diversified Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current income that is exempt from federal income tax.
American Century Multisector Floating Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Multisector Floating Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks income.
Objective, Secondary [Text Block]	As a secondary objective, the fund seeks long-term capital appreciation.
American Century Multisector Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Multisector Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide a high level of current income and total return.
American Century Quality Diversified International ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Quality Diversified International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the American Century Quality Diversified International Equity Index (Index).
American Century Select High Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Select High Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide high current income.
American Century Short Duration Strategic Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Short DurationStrategic Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks income.
Objective, Secondary [Text Block]	As a secondary objective, the fund seeks long-term capital appreciation.
American Century Small Cap Growth Insights ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Small Cap Growth Insights ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
American Century Small Cap Value Insights ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Small Cap Value Insights ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
American Century U.S. Quality Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® U.S. Quality Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the American Century U.S. Quality Growth Index (Index).
American Century U.S. Quality Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® U.S. Quality Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the American Century U.S. Quality Value Index (Index).
Avantis Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Core Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return.
Avantis Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® Emerging Markets Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis International Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® International Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Large Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Small Cap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Avantis U.S. Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Avantis® U.S. Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
American Century Focused Dynamic Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Focused Dynamic Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
American Century Focused Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Focused Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
American Century Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Large Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
American Century Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.
American Century Mid Cap Growth Impact ETF
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Mid Cap Growth Impact ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.